Non-Controlling Interest - Disclosure of Non-Controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 339,562	$ 362,477
Non-current assets	1,070,757	980,888
Current liabilities	239,327	316,101
Non-current liabilities	167,575	143,716
Total net assets attributable	1,410,319	1,343,365
Equity attributable to owners of the Group	865,689	804,457
Equity attributable to non-controlling interests	137,728	79,091
Revenue	261,253	252,994	$ 274,428
Expenses	202,737	227,549	236,783
Profit for the year	(9,745)	11,455	13,288
Profit attributable to the owners of the Group	(22,575)	3,805	3,797
Profit attributable to non-controlling interests	12,830	7,650	9,491
Other comprehensive (loss)/income during the year	(772)	7,011	(11,790)
Total comprehensive income during the year	(10,517)	18,466	1,498
Total comprehensive income attributable to the owners of the Group	(23,106)	8,997	(5,632)
Total comprehensive income attributable to non-controlling interests	12,589	9,469	7,130
Net cash inflow from operating activities	83,243	98,993	234,599
Net cash outflow from investing activities	(185,420)	(175,191)	(211,355)
Net cash inflow from financing activities	77,415	5,929	7,597
Net cash (outflow)inflow	(24,762)	(70,269)	$ 30,841
Subsidiaries with Material Non-Controlling Interests | EIML
Disclosure of subsidiaries [line items]
Current assets	152,997	143,037
Non-current assets	418,118	428,429
Current liabilities	(162,898)	(192,807)
Non-current liabilities	(65,582)	(75,010)
Total net assets attributable	342,635	303,649
Equity attributable to owners of the Group	204,907	224,558
Equity attributable to non-controlling interests	137,728	79,091
Revenue	151,887	210,776
Expenses	(118,858)	(176,373)
Profit for the year	33,029	34,403
Profit attributable to the owners of the Group	20,199	26,753
Profit attributable to non-controlling interests	12,830	7,650
Other comprehensive (loss)/income during the year	(612)	(5,277)
Total comprehensive income during the year	32,417	39,680
Total comprehensive income attributable to the owners of the Group	19,828	30,211
Total comprehensive income attributable to non-controlling interests	12,589	9,469
Net cash inflow from operating activities	49,096	10,686
Net cash outflow from investing activities	(55,755)	(78,121)
Net cash inflow from financing activities	6,707	42,409
Net cash (outflow)inflow	$ 48	$ (25,026)